Voyage and Vessel Operating Expenses, details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Direct Operating Costs [Abstract]
Bunkers	$ 7,522	$ 2,026	$ (62)
Commissions charged by related parties	7,632	8,245	7,939
Commissions charged by a related party (Note 4(d))	43	0	0
Mischellaneous	331	394	242
Voyage expenses	$ 15,528	$ 10,665	$ 8,119